Share-Based Compensation (Schedule of Estimated Using Acceptable Option Pricing Models) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)	0.00%	0.00%	0.00%
Weighted average share prices (Dollar)	$ 7.98	$ 20.16	$ 17.01
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	59.00%	55.00%	51.00%
Risk-free interest rate (%)	2.10%	0.10%	0.20%
Early exercise factor (%)	100.00%	100.00%	100.00%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	77.00%	78.00%	71.00%
Risk-free interest rate (%)	5.20%	1.50%	0.90%
Early exercise factor (%)	150.00%	150.00%	150.00%